Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 3: Revenue from Contracts with Customers

The Company recognizes revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services.

Nature of Products and Services

The Company generates revenues from subscriptions, perpetual licenses, and professional services.

Subscriptions

SELECT subscriptions — A prepaid annual recurring subscription that accounts (which are based on distinct contractual and billing relationships with the Company, where affiliated entities of a single parent company may each have an independent account with the Company) can elect to add to a new or previously purchased perpetual license. SELECT provides accounts with benefits, including upgrades, comprehensive technical support, pooled licensing benefits, annual portfolio balancing exchange rights, learning benefits, certain Azure‑based cloud collaboration services, mobility advantages, and access to other available benefits. SELECT subscription revenues are recognized as distinct performance obligations are satisfied. The performance obligations within the SELECT offering, outside of the portfolio balancing exchange right, are concurrently delivered and have the same pattern of recognition. These performance obligations are accounted for ratably over the term as a single performance obligation.

Enterprise subscriptions — The Company also provides Enterprise subscription offerings which provide its largest accounts with complete and unlimited global access to the Company’s comprehensive portfolio of solutions. Enterprise License Subscriptions (“ELS”) provide access for a prepaid fee, which is based on the account’s usage of software in the preceding year, to effectively create a fee‑certain consumption‑based arrangement. ELS contain a term license component, SELECT maintenance and support, and performance consulting days. The SELECT maintenance and support benefits under ELS do not include a portfolio balancing performance obligation. Revenue is allocated to the various performance obligations based on their respective standalone selling price (“SSP”). Revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenues for the SELECT maintenance and support and the performance consulting days are recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets.

Enterprise 365 ("E365") subscriptions , which were introduced during the fourth quarter of 2018, provide unrestricted access to the Company’s comprehensive software portfolio, similar to ELS, however, the accounts are charged based upon daily usage. The daily usage fee includes a term license component, SELECT maintenance and support, and Success Plan services, which are designed to achieve business outcomes through more efficient and effective use of the Company’s software. E365 revenues are recognized based upon usage incurred by the account. Usage is defined as distinct user access on a daily basis. The term of E365 subscriptions aligns with calendar quarters and revenue is recognized based on actual usage.

Term license subscriptions — The Company provides annual, quarterly, and monthly term licenses for its software products. Term license subscriptions contain a term license component and SELECT maintenance and support. Revenue is allocated to the various performance obligations based on their SSP. Annual term licenses (“ATL”) are generally prepaid annually for named user access to specific products. Quarterly term license (“QTL”) subscriptions allow accounts to pay quarterly in arrears for license usage that is beyond their prepaid subscriptions. Monthly term license (“MTL”) subscriptions are identical to QTL subscriptions, except for the term of the license, and the manner in which they are monetized. MTL subscriptions require a Cloud Services Subscription (“CSS”), which is described below. For ATL, revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenue for the SELECT maintenance and support is recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets. For usage‑based QTL and MTL subscriptions, revenues are recognized based upon usage incurred by the account. Usage is defined as peak usage over the respective terms. The terms of QTL and MTL subscriptions align with calendar quarters and calendar months, respectively, and revenue is recognized based on actual usage.

Visas and Passports are quarterly or annual term licenses enabling users to access specific project or enterprise information and entitle certain functionality of the Company’s ProjectWise and AssetWise systems. The Company’s standard offerings are usage based with monetization through the Company’s CSS program as described below.

CSS is a program designed to streamline the procurement, administration, and payment process. The program requires an account to estimate their annual usage for CSS eligible offerings and deposit funds in advance. Actual consumption is monitored and invoiced against the deposit on a calendar quarter basis. CSS balances not utilized for eligible products or services may roll over to future periods or are refundable. Paid and unconsumed CSS balances are recorded in Accruals and other current liabilities in the consolidated balance sheets. Software and services consumed under CSS are recognized pursuant to the applicable revenue recognition guidance for the respective software or service and classified as subscriptions or services based on their respective nature.

Perpetual licenses

Perpetual licenses may be sold with or without attaching a SELECT subscription. Historically, attachment and retention of the SELECT subscription has been high given the benefits of the SELECT subscription. Perpetual license revenue is recognized upon delivery of the license to the user.

Services

The Company provides professional services including training, implementation, configuration, customization, and strategic consulting services. The Company performs projects on both a time and materials and a fixed fee basis. The Company’s recent and preferred contractual structures for delivering professional services include (i) delivery of the services in the form of subscription‑like, packaged offerings which are annually recurring in nature, and (ii) delivery of the Company’s growing portfolio of Success Plans in standard offerings which offer a level of subscription service over and above the standard technical support offered to all accounts as part of their SELECT or Enterprise agreement. Revenues are recognized as services are performed.

The Company primarily utilizes its direct internal sales force and also has arrangements through independent channel partners to promote and sell Bentley products and subscriptions to end‑users. Channel partners are authorized to promote the sale of an authorized set of Bentley products and subscriptions within an authorized geography under a Channel Partner Agreement.

Significant Judgments and Estimates

The Company’s contracts with customers may include promises to transfer licenses (perpetual or term‑based), maintenance, and services to a user. Judgment is required to determine if the promises are separate performance obligations, and if so, the allocation of the transaction price to each performance obligation. When an arrangement includes multiple performance obligations which are concurrently delivered and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation. For contracts with more than one performance obligation, the transaction price is allocated among the performance obligations in an amount that depicts the relative SSP of each obligation. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount that should be allocated based on the relative SSP of the various products and services.

The Company’s SELECT agreement provides users with perpetual licenses a right to exchange software for other eligible perpetual licenses on an annual basis upon renewal. The Company refers to this option as portfolio balancing and has concluded that the portfolio balancing feature represents a material right resulting in the deferral of the associated revenue. Judgment is required to estimate the percentage of users who may elect to portfolio balance and considers inputs such as historical user elections. This feature is available once per term and must be exercised prior to the respective renewal term. The Company recognizes the associated revenue upon election or when the portfolio balancing right expires. This right is included in the initial and subsequent renewal terms and the Company reestablishes the revenue deferral for the material right upon the beginning of the renewal term. As of December 31, 2019 and September 30, 2020, the Company has deferred $18,060 and $18,231 related to portfolio balancing exchange rights which is included in Deferred revenues in the consolidated balance sheets.

Contract Assets and Contract Liabilities

	December 31,	September 30,
	2019	2020
Contract assets	$644	$313
Deferred revenues	213,145	179,900

As of September 30, 2020, the Company’s contract assets relate to performance obligations completed in advance of the right to invoice and are included in Prepaid and other current assets. Contract assets were not impaired as of September 30, 2020.

Deferred revenues consist of billings made or payments received in advance of revenue recognition from subscriptions and professional services. The timing of revenue recognition may differ from the timing of billings to users.

During the nine months ended September 30, 2020, $177,462 of revenue that was included in the December 31, 2019 deferred revenue balance was recognized. There were additional deferrals of $142,678, which were primarily related to new billings.

Remaining Performance Obligations

The Company’s contracts with customers include amounts allocated to performance obligations that will be satisfied at a later date. As of September 30, 2020, amounts allocated to these remaining performance obligations are $179,900, of which the Company expects to recognize 96.5% over the next 12 months with the remaining amount thereafter.

Disaggregation of Revenues

The following table details revenues:

	Nine Months Ended
	September 30,
	2019	2020
Revenues:
Subscriptions:
SELECT subscriptions	$196,564	$199,848
Enterprise license subscriptions	135,959	165,268
Term license subscriptions	112,815	135,895
Subscriptions	445,338	501,011
Perpetual licenses:
Perpetual licenses	38,255	36,020
Subscriptions and licenses	483,593	537,031
Services:
Professional services (recurring)	15,682	11,624
Professional services (other)	34,457	33,322
Services	50,139	44,946
Total revenues	$533,732	$581,977

The Company recognizes perpetual licenses and the term license component of subscriptions as revenue when either the licenses are delivered or at the start of the subscription term. For the nine months ended September 30, 2019 and 2020, the Company recognized  $225,921 and $245,639 of license related revenues, respectively, of which  $187,666 and $209,619, respectively, was attributable to the term license component of the Company’s subscription based commercial offerings recorded in Subscriptions.

The Company derived 8% of its total revenues through channel partners for the nine months ended September 30, 2019 and 2020.

Revenue to external customers is attributed to individual countries based upon the location of the customer.

	Nine Months Ended
	September 30,
	2019	2020
Revenues:
Americas (1)	$259,216	$287,942
Europe, the Middle East, and Africa (“EMEA”) (2)	171,604	184,913
Asia-Pacific (“APAC”)	102,912	109,122
Total revenues	$533,732	$581,977
(1)

Americas includes the United States, Canada, and Latin America (including the Caribbean). Revenue attributable to the United States totaled $222,769 and $251,194 for the nine months ended September 30, 2019 and 2020, respectively.

(2)	Revenue attributable to the United Kingdom totaled $41,443 and $46,355 for the nine months ended September 30, 2019 and 2020, respectively.

Note 3: Revenue from Contracts with Customers

On January 1, 2019, the Company adopted Topic 606 using the modified retrospective method, under which the cumulative effect of initially applying Topic 606 of $125,464 ($101,489, net of tax) was recorded as a reduction to the opening balance of Accumulated deficit. The impact from adoption was primarily derived from the timing of revenue recognition for perpetual licenses and the accounting for certain of the Company’s subscription arrangements that include term‑based software licenses bundled with support. Under prior guidance, revenue for perpetual licenses was recognized over a three‑year period, while revenue attributable to the term‑based software licenses was recognized ratably over the term. Under Topic 606, both perpetual license and term‑based software license revenue will be recognized up‑front upon delivery of the software license. The comparative information has not been adjusted and continues to be reported under Topic 605. Refer to Note 2, Recent Accounting Pronouncements, for a qualitative and quantitative discussion of the adoption impact.

Topic 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services.

Nature of Products and Services

The Company generates revenues from subscriptions, perpetual licenses, and professional services.

Subscriptions

SELECT subscriptions—A prepaid annual recurring subscription that accounts can elect to add to a new or previously purchased perpetual license. SELECT provides accounts with benefits, including upgrades, comprehensive technical support, pooled licensing benefits, annual portfolio balancing exchange rights, learning benefits, certain Azure‑based collaboration services, mobility advantages, and access to other available benefits. Under Topic 606, SELECT subscription revenues are recognized as distinct performance obligations are satisfied. The performance obligations within the SELECT offering, outside of the portfolio balancing exchange right, are concurrently delivered and have the same pattern of recognition. These performance obligations are accounted for ratably over the term as a single performance obligation. Under Topic 605, SELECT subscriptions revenue was recognized on a ratable basis, over the subscription term.

Enterprise subscriptions—The Company also provides Enterprise subscription offerings which provide its largest accounts with complete and unlimited global access to the Company’s comprehensive portfolio of solutions. Enterprise License Subscriptions (“ELS”) provide access for a prepaid fee, which is based on the account’s usage of software in the preceding year, effectively a fee‑certain consumption‑based arrangement. ELS contain a term license component, SELECT maintenance and support, and performance consulting days. The SELECT maintenance and support benefits under ELS do not include a portfolio balancing performance obligation. Revenue is allocated to the various performance obligations based on their respective standalone selling price (“SSP”). Revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenues for the SELECT maintenance and support and the performance consulting days are recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets. Under Topic 605, ELS revenue was recognized on a ratable basis, over the subscription term.

E365 subscriptions (“E365”), which were introduced during the fourth quarter of 2018, provide unrestricted access to the Company’s comprehensive software portfolio, similar to ELS, however are charged based upon daily usage. The daily usage fee includes a term license component, SELECT maintenance and support, and Success Plan services, which are designed to achieve business outcomes through more efficient and effective use of our software. E365 revenues are recognized based upon usage incurred by the account under both Topics 606 and 605. Usage is defined as distinct user access on a daily basis. The term of E365 subscriptions aligns with calendar quarters and revenue is recognized based on actual usage.

Term license subscriptions—The Company provides annual, quarterly, and monthly term licenses for its software products. Term license subscriptions contain a term license component and SELECT maintenance and support. Revenue is allocated to the various performance obligations based on their SSP. Annual term licenses (“ATL”) are generally prepaid annually for named user access to specific products. Quarterly term license (“QTL”) subscriptions allow accounts to pay quarterly in arrears for license usage that is beyond their prepaid subscriptions. Monthly term license (“MTL”) subscriptions are identical to QTL subscriptions, except for the term of the license, and the manner in which they are monetized. MTL subscriptions require a Cloud Services Subscription (“CSS”), which is described below. For ATL, revenue allocated to the term license component is recognized upon delivery at the start of the subscription term while revenue for the SELECT maintenance and support is recognized as delivered over the subscription term. Billings in advance are recorded as Deferred revenues in the consolidated balance sheets. Under Topic 605, ATL revenues were recognized on a ratable basis, over the subscription term. For usage‑based QTL and MTL subscriptions, revenues are recognized based upon usage incurred by the account under both Topics 606 and 605. Usage is defined as peak usage over the respective terms. The terms of QTL and MTL subscriptions align with calendar quarters and calendar months, respectively, and revenue is recognized based on actual usage.

Visas and Passports are quarterly or annual term licenses enabling users to access specific project or enterprise information and entitle certain functionality of the Company’s ProjectWise and AssetWise systems. The Company’s standard offerings are usage based with monetization through the Company’s CSS program.

CSS is a program designed to streamline the procurement, administration, and payment process. The program requires an account to estimate their annual usage for CSS eligible offerings and deposit funds in advance. Actual consumption is monitored and invoiced against the deposit on a calendar quarter basis. CSS balances not utilized for eligible products or services may roll over to future periods or are refundable. Paid and unconsumed CSS balances are recorded in Accruals and other current liabilities in the consolidated balance sheets. Software and services consumed under CSS are recognized pursuant to the applicable revenue recognition guidance for the respective software or service and classified as subscriptions or services based on their respective nature.

Perpetual licenses

Perpetual licenses may be sold with or without attaching a SELECT subscription. Historically, attachment and retention of the SELECT subscription has been high given the benefits of the SELECT subscription. Perpetual license revenue is recognized upon delivery of the license to the user under Topic 606. Under Topic 605, the Company recognized perpetual licenses revenue ratably over a three-year term due to the portfolio balancing feature users obtain through their SELECT subscriptions.

Services

The Company provides professional services including training, implementation, configuration, customization, and strategic consulting services. The Company performs projects on both a time and materials and a fixed fee basis. The Company’s recent and preferred contractual structures for delivering professional services include (i) delivery of the services in the form of subscription‑like, packaged offerings which are annually recurring in nature, and (ii) delivery of the Company’s growing portfolio of Success Plans in standard offerings which offer a level of subscription service over and above the standard technical support offered to all accounts as part of their SELECT or Enterprise agreement. Revenues are recognized as services are performed under both Topic 606 and 605.

The Company primarily utilizes its direct internal sales force and also has arrangements through independent channel partners to promote and sell Bentley products and subscriptions to end‑users. Channel partners are authorized to promote the sale of an authorized set of Bentley products and subscriptions within an authorized geography under a Channel Partner Agreement.

Significant Judgments and Estimates

The Company’s contracts with customers may include promises to transfer licenses (perpetual or term‑based), maintenance, and services to a user. Judgment is required to determine if the promises are separate performance obligations, and if so, the allocation of the transaction price to each performance obligation. When an arrangement includes multiple performance obligations which are concurrently delivered and have the same pattern of transfer to the customer, the Company accounts for those performance obligations as a single performance obligation. For contracts with more than one performance obligation, the transaction price is allocated among the performance obligations in an amount that depicts the relative SSP of each obligation. Judgment is required to determine the SSP for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Company does not sell the product or service separately, the Company determines the SSP using information that may include market conditions and other observable inputs. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount that should be allocated based on the relative SSP of the various products and services.

The Company’s SELECT agreement provides users with perpetual licenses a right to exchange software for other eligible perpetual licenses on an annual basis upon renewal. The Company refers to this option as portfolio balancing and concluded that the portfolio balancing feature represents a material right resulting in the deferral of the associated revenue. Judgment is required to estimate the percentage of users who may elect to portfolio balance and considers inputs such as historical user elections. This feature is available once per term and must be exercised prior to the respective renewal term. The Company recognizes the associated revenue upon election or when the portfolio balancing right expires. This right is included in the initial and subsequent renewal terms and the Company reestablishes the revenue deferral for the material right upon the beginning of the renewal term. As of December 31, 2019, the Company has deferred $18,060 related to portfolio balancing exchange rights which is included in Deferred revenues on the consolidated balance sheet.

Contract Assets and Contract Liabilities

	January 1,	December 31,
	2019	2019
Contract assets	$173	$644
Deferred revenues	212,529	213,145

As of December 31, 2019, the Company’s contract assets relate to performance obligations completed in advance of the right to invoice and are included in Prepaid and other current assets. Contract assets were not impaired as of December 31, 2019.

Deferred revenues consist of billings made or payments received in advance of revenue recognition from subscriptions, SELECT, and professional services. The timing of revenue recognition may differ from the timing of billings to users.

During the year ended December 31, 2019, $202,354 of revenue that was included in the January 1, 2019 deferred revenue opening balance was recognized. There were additional deferrals of $202,806, which were primarily related to new billings.

Remaining Performance Obligations

The Company’s contracts with customers include amounts allocated to performance obligations that will be satisfied at a later date. As of December 31, 2019, amounts allocated to these remaining performance obligations are $213,145, of which the Company expects to recognize 96.2% over the next 12 months with the remaining amount thereafter.

Disaggregation of Revenues

The following table details revenues:

	Year Ended December 31,
	2018	2019
	Topic 605	Topic 605	Topic 606
Revenues:
Subscriptions:
SELECT subscription revenues	$273,745	$267,340	$267,249
Enterprise license subscriptions	182,816	196,081	184,833
Term license subscriptions	100,860	150,504	156,218
Subscriptions	557,421	613,925	608,300
Perpetual licenses:
Perpetual licenses	61,065	52,519	59,693
Subscriptions and licenses	618,486	666,444	667,993
Services:
Professional services (recurring)	25,981	22,974	22,797
Professional services (all other)	47,243	45,431	45,864
Services	73,224	68,405	68,661
Total revenues	$691,710	$734,849	$736,654

The Company recognizes perpetual licenses and the term license component of subscriptions as revenue when either the licenses are delivered or at the start of the subscription term. For the year ended December 31, 2019, the Company recognized $311,689 of license related revenues, of which $251,996 was attributable to the term license component of the Company’s subscription based commercial offerings recorded in Subscriptions.

Under Topic 606, the Company derived 8% of its total revenues through channel partners for the year ended December 31, 2019.

Revenue to external customers is attributed to individual countries based upon the location of the customer.

	Year Ended December 31,
	2018	2019
	Topic 605	Topic 605	Topic 606
Revenues:
Americas(1)	$328,749	$360,934	$356,331
Europe, the Middle East, and Africa(2)	231,486	235,254	236,602
Asia Pacific	131,475	138,661	143,721
Total Revenues	$691,710	$734,849	$736,654
(1)

Americas includes the United States, Canada, and Latin America (including the Caribbean). Revenue attributable to the United States totaled $277,706 (Topic 605) for the year ended December 31, 2018 and $307,259 (Topic 605) and $306,493 (Topic 606) for the year ended December 31, 2019.

(2)	Revenue attributable to the United Kingdom totaled $59,086 (Topic 605) for the year ended December 31, 2018 and $59,524 (Topic 605) and $57,321 (Topic 606) for the year ended December 31, 2019.

Adoption of the standards had no impact to net cash provided by or used in operating, financing, or investing activities on the Company’s consolidated statement of cash flows.